Inventories	3 Months Ended
Mar. 31, 2022
Inventory [Abstract]
Disclosure of inventories [text block]	Inventory
Inventory as of March 31, 2022 and December 31, 2021 consisted of the following:

(in KUSD)	As of March 31, 2022	As of December 31, 2021
Work in process	11,257	10,562
Finished goods (1)	581	560
Total inventory	11,838	11,122

(1) Subsequent to December 31, 2021, the Company's inventory is no longer held on consignment by the third-party logistics and distribution provider. Finished goods includes KUSD 3 relating to ZYNLONTA held on consignment by the Company’s third-party logistics and distribution provider as of December 31, 2021.
In accordance with its accounting policy, the Company reversed KUSD 361 of previously recorded impairment charges based on the existence of inventory on hand and estimated demand, as well as expiration dating. The reversal of impairment charges was recorded as a gain to R&D expenses in the Company’s unaudited condensed consolidated interim statement of operation.